SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 100.1%
	ALTERNATIVE - 12.1%
783,598	AQR Diversified Arbitrage Fund, Class R6	$ 9,591,239
1,102,083	Arbitrage Fund (The), Class I	14,878,122
1,267,232	JPMorgan Hedged Equity Fund, Class I	32,922,675
1,619,655	LoCorr Long/Short Commodities Strategy Fund	17,621,841
1,447,126	Merger Fund (The), Class V	25,599,654
75,348	Water Island Event Driven Fund	856,707
		101,470,238
	COMMODITY - 1.9%
627,320	Neuberger Berman Commodity Strategy Fund, Institutional Class	4,566,887
1,595,776	PIMCO CommoditiesPLUS Strategy Fund, Institutional Class	11,633,206
		16,200,093
	EQUITY - 17.5%
2,630,676	Fidelity Real Estate Income Fund	34,961,689
4,595,653	Invesco SteelPath MLP Select 40 Fund, Class Y	28,263,264
412,264	JPMorgan Emerging Markets Equity Fund, Class I	18,605,488
1,766,963	Pear Tree Polaris Foreign Value Small Cap Fund, Institutional Shares	30,603,792
2,905,765	PIMCO StocksPLUS Long Duration Fund, Institutional Class	25,570,731
743,772	Tortoise MLP & Pipeline Fund, Institutional Class	8,493,877
1	Virtus KAR Small-Cap Core Fund, Class I	60
1	Virtus KAR Small-Cap Growth Fund, Class I	61
		146,498,962
	FIXED INCOME - 63.3%
2,802,320	Ashmore Emerging Markets Total Return Fund, Institutional Class	20,456,936
1,699,395	BlackRock High Yield Bond Portfolio, Institutional Class	13,459,210
813,841	Cohen & Steers Low Duration Preferred and Income, Class I	8,244,208
3,078,353	Cohen & Steers Preferred Securities and Income, Class I	44,482,196
819,416	Deer Park Total Return Credit Fund, Class I	8,718,584
428,087	Doubleline Income Fund, Class I	3,985,485
7,134	DoubleLine Total Return Bond Fund, Class I	75,190
315,695	Guggenheim Floating Rate Strategies Fund, Institutional Class	7,904,994
573,531	Holbrook Income Fund, Class I	6,131,044
3,559,213	Invesco AMT-Free Municipal Fund, Class Y	28,295,744
1,707,545	Invesco High Yield Municipal Fund, Class Y	17,946,300
1,453,902	Invesco Income Fund, Class Y	11,631,216

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 100.1% (Continued)
	FIXED INCOME - 63.3% (Continued)
4,181,476	Invesco Rochester Municipal Opportunities Fund, Class Y	$ 34,371,733
796,433	Metropolitan West High Yield Bond Fund, Class I	8,529,798
1,778,724	Nuveen High Yield Municipal Bond Fund, Class I	32,941,968
2,843,542	Nuveen Preferred Securities Fund, Class I	50,984,709
421,967	PIMCO Emerging Markets Bond Fund, Institutional Class	4,477,071
601,789	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	3,959,771
3,095,057	PIMCO High Yield Fund, Institutional Class	28,195,973
5,111,262	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	55,559,419
653,314	PIMCO Long-Term Credit Bond Fund, Institutional Class	8,466,954
1,369,250	PIMCO Preferred and Capital Security Fund, Institutional Class	15,554,682
3,477,193	Principal Spectrum Preferred & Capital Securities Income Fund, Institutional Class	36,649,620
287,646	Salient Select Income Fund, Institutional Class	6,086,579
893,891	Victory Floating Rate Fund, Class Y	8,429,392
406,964	Victory INCORE Investment Grade Convertible Fund, Class I	8,021,265
3,649,667	Voya Securitized Credit Fund, Class I	35,693,739
1,344,121	Western Asset Core Plus Bond Fund, Class IS	16,277,308
406,576	Western Asset Macro Opportunities Fund, Class I	4,744,739
		530,275,827
	MIXED ALLOCATION - 5.3%
307,322	Orinda Income Opportunities Fund, Class I	5,842,195
3,140,660	Pioneer Multi-Asset Income Fund, Class K	38,504,497
		44,346,692

	TOTAL OPEN END FUNDS (Cost $805,334,227)	838,791,812

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
2,807,625	Goldman Sachs Financial Square Government Fund, Class FST, 0.03% (Cost $2,807,625)(a)	2,807,625

	TOTAL INVESTMENTS - 100.4% (Cost $808,141,852)	$ 841,599,437
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(2,924,036)
	NET ASSETS - 100.0%	$ 838,675,401

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 4.0%
	FIXED INCOME - 4.0%
541,500	iShares 20+ Year Treasury Bond ETF	$ 78,165,525
	TOTAL EXCHANGE-TRADED FUNDS (Cost $77,233,747)

	OPEN END FUNDS — 92.0%
	ALTERNATIVE - 1.8%
3,652,620	DoubleLine Flexible Income Fund, Class I	35,466,942

	EQUITY - 3.4%
6,295,068	Invesco SteelPath MLP Select 40 Fund, Class Y	38,714,667
4,604,546	MainGate MLP Fund, Class I	27,120,773
		65,835,440
	FIXED INCOME - 86.1%
6,475,543	Angel Oak Multi-Strategy Income Fund, Institutional Class	67,410,404
1,101,630	Ashmore Emerging Markets Corporate Income Fund, Institutional Class	9,253,692
2,632,145	Ashmore Emerging Markets Total Return Fund, Institutional Class	19,214,658
7,375,425	BlackRock High Yield Bond Portfolio, Institutional Class	58,413,368
3,130,351	City National Rochdale Municipal High Income Fund, Service Class	34,997,329
13,198,210	Cohen & Steers Preferred Securities and Income, Class I	190,714,136
9,432,861	Columbia Mortgage Opportunities Fund, Institutional Class	102,252,214
3,943,066	Credit Suisse Floating Rate High Income Fund, Class I	26,781,840
2,689,065	Deer Park Total Return Credit Fund, Class I	28,611,651
12,605	DoubleLine Total Return Bond Fund, Class I	132,854
4,065,284	Fidelity Capital & Income Fund	45,815,752
246,833	Franklin Emerging Market Debt Opportunities Fund	2,883,015
27	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	251
9,214,525	Invesco High Yield Municipal Fund, Class Y	96,844,662
915,310	Invesco Income Fund, Class Y	7,322,480
12,259,416	Invesco Rochester Municipal Opportunities Fund, Class Y	100,772,398
7,656,194	Invesco Senior Floating Rate Fund, Class Y	53,516,799
7,917,475	JPMorgan High Yield Fund, Class I	58,035,091
1,274,209	JPMorgan High Yield Municipal Fund, Class I	15,150,348
3,742,491	JPMorgan Income Fund, Class I	35,855,697

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 92.0% (Continued)
	FIXED INCOME - 86.1% (Continued)
4,592,688	Morgan Stanley Global Fixed Income Opportunities, Class I	$ 26,683,518
439,734	Nationwide Amundi Strategic Income Fund, Institutional Service Class	4,639,199
4,155,851	Nuveen High Yield Municipal Bond Fund, Class I	76,966,357
5,434,028	Nuveen Preferred Securities Fund, Class I	97,432,128
1,828,856	Osterweis Strategic Income Fund	21,159,859
1,495,653	Payden Emerging Markets Bond Fund, Class SI	20,146,450
1,797,107	PIMCO Emerging Markets Bond Fund, Institutional Class	19,067,303
1,480,684	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	10,868,223
3,282,097	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	21,574,356
1,282,297	PIMCO High Yield Municipal Bond Fund, Institutional Class	12,771,680
9,167,972	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	99,655,851
1,631,950	PIMCO Preferred and Capital Security Fund, Institutional Class	18,538,951
12,729,669	Principal Spectrum Preferred & Capital Securities Income Fund, Institutional Class	135,662,689
211,781	Salient Select Income Fund, Institutional Class	4,481,297
391,195	Semper MBS Total Return Fund, Institutional Class	3,751,557
6,538,988	Thompson Bond Fund	72,255,814
3,045	Victory Floating Rate Fund, Class Y	28,716
4,629,519	Western Asset Core Plus Bond Fund, Class IS	56,068,007
2,374,668	Western Asset Macro Opportunities Fund, Class I	27,712,381
		1,683,442,976
	MIXED ALLOCATION - 0.7%
959,725	Fidelity Strategic Real Return Fund, Class Z	8,935,040
219,566	Orinda Income Opportunities Fund, Class I	4,173,958
		13,108,998

	TOTAL OPEN END FUNDS (Cost $1,720,486,482)	1,797,854,356

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
SHORT-TERM INVESTMENT — 1.0%
MONEY MARKET FUND - 1.0%
18,853,117	Goldman Sachs Financial Square Government Fund, Class FST, 0.03% (Cost $18,853,117)(a)	$ 18,853,117

	TOTAL INVESTMENTS - 97.0% (Cost $1,816,573,346)	$ 1,894,872,998
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.0%	58,887,387
	NET ASSETS - 100.0%	$ 1,953,760,385

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 100.1%
	FIXED INCOME - 100.1%
829,491	AMG GW&K Municipal Enhanced Yield Fund, Class N	$ 9,082,926
4,437,497	BlackRock High Yield Municipal Fund, Institutional Class	47,436,842
3,282,463	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	39,323,910
695,209	BNY Mellon High Yield Municipal Bond Fund, Class I	9,169,803
1,897,112	City National Rochdale Municipal High Income Fund, Service Class	21,209,711
1,170,227	Goldman Sachs High Yield Municipal Fund, Institutional Class	12,603,344
3,973,024	Invesco High Yield Municipal Fund, Class Y	41,756,481
5,209,259	Invesco Rochester Municipal Opportunities Fund, Class Y	42,820,106
2,063,942	Nuveen High Yield Municipal Bond Fund, Class I	38,224,205
112,988	PIMCO High Yield Municipal Bond Fund, Institutional Class	1,125,358
497,865	Robinson Tax Advantaged Income Fund, Institutional Class	5,018,480
	TOTAL OPEN END FUNDS (Cost $261,924,248)	267,771,166

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
394	BlackRock Liquidity Funds MuniCash, Institutional Class, 0.01%(a)	394
594,695	Goldman Sachs Financial Square Government Fund, Class FST, 0.03%(a)	594,695
	TOTAL SHORT-TERM INVESTMENTS (Cost $595,089)	595,089

	TOTAL INVESTMENTS - 100.3% (Cost $262,519,337)	$ 268,366,255
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(728,003)
	NET ASSETS - 100.0%	$ 267,638,252

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 9.7%
	FIXED INCOME - 9.7%
957,200	iShares iBoxx High Yield Corporate Bond ETF	$ 84,271,888
766,275	SPDR Bloomberg Barclays High Yield Bond ETF	84,259,599
	TOTAL EXCHANGE-TRADED FUNDS (Cost $162,827,127)	168,531,487

	OPEN END FUNDS — 90.4%
	FIXED INCOME - 90.4%
562,332	Aberdeen Global High Income Fund, Class I	4,667,334
737,722	American Century High-Yield Fund, Investor Class	4,271,411
600,376	Barings Global Credit Income Opportunities Fund, Class Y	5,451,412
37,682,669	BlackRock High Yield Bond Portfolio, Institutional Class	298,446,737
5,078,716	City National Rochdale Fixed Income Opportunities, Class N	120,060,853
1,153,375	Credit Suisse Strategic Income Fund, Class I	11,729,820
499,582	Crossingbridge Low Duration High Yield Fund, Institutional Class	5,115,716
4,588,506	Fidelity Advisor High Income Advantage Fund, Class Z	54,970,299
26,529,512	Fidelity Capital & Income Fund	298,987,604
305,807	Fidelity Global High Income Fund, Class I	3,021,372
650,543	Frost Credit Fund, Institutional Class	6,563,976
9,688,181	Goldman Sachs High Yield Fund, Institutional Class	63,166,940
25,054,922	JPMorgan High Yield Fund, Class I	183,652,574
578,946	Manning & Napier High Yield Bond Series, Class I	5,187,353
1,412,141	Metropolitan West High Yield Bond Fund, Class I	15,124,033
642,195	Morgan Stanley Institutional Fund Trust - High, Class I	6,254,986
5,490,246	Neuberger Berman High Income Bond Fund, Institutional Class	48,588,678
953,182	Nuveen High Yield Income Fund, Class I	18,873,013
11,925,853	Osterweis Strategic Income Fund	137,982,123
2,863,323	Payden High Income Fund, Investor Class	19,842,712
5,297,695	PIMCO High Yield Fund, Institutional Class	48,262,004
1,401,996	PIMCO High Yield Spectrum Fund, Institutional Class	14,216,237
858,830	Pioneer Global High Yield Fund, Class Y	7,351,582
13,185,353	Principal Funds Inc - High Income Fund, Institutional Class	96,912,346
4,244,023	Putnam High Yield Fund, Class Y	27,034,427

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 90.4% (Continued)
	FIXED INCOME - 90.4% (Continued)
689,778	RiverPark Strategic Income Fund, Institutional Class	$ 6,408,034
677,270	Touchstone High Yield Fund, Institutional Class	5,790,662
1,581,328	Virtus AllianzGI Short Duration High Income Fund, Institutional Class	23,166,456
866,264	Western Asset Global High Yield Bond Fund, Class IS	5,570,078
783,884	Western Asset High Yield Fund, Class I	6,451,365
2,036,627	Western Asset Short Duration High Income Fund, Class I	10,916,323
	TOTAL OPEN END FUNDS (Cost $1,514,191,010)	1,564,038,460

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
5,596,244	Goldman Sachs Financial Square Government Fund, Class FST, 0.03% (Cost $5,596,244)(a)	5,596,244

	TOTAL INVESTMENTS - 100.4% (Cost $1,682,614,381)	$ 1,738,166,191
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(6,259,678)
	NET ASSETS - 100.0%	$ 1,731,933,806

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 84.8%
	ALTERNATIVE - 9.9%
5,881	BlackRock Systematic Multi-Strategy Fund, Institutional Class	$ 61,813

	COMMODITY - 5.0%
4,263	PIMCO CommoditiesPLUS Strategy Fund, Institutional Class	31,075

	EQUITY - 35.2%
1,196	BNY Mellon Institutional S&P 500 Stock Index Fund, Class I	92,746
3,118	BNY Mellon International Stock Index, Class I	63,609
390	Franklin Mutual US Value Fund, Advisor Class	15,924
2,033	JPMorgan Equity Premium Income Fund, Class I	30,961
375	JPMorgan Value Advantage Fund, Class I	16,161
		219,401
	FIXED INCOME - 24.8%
7,797	JPMorgan High Yield Municipal Fund, Institutional Class	92,712
5,829	PIMCO Emerging Markets Bond Fund, Institutional Class	61,845
		154,557
	MIXED ALLOCATION - 9.9%
4,672	PIMCO All Asset Fund	61,805

	TOTAL OPEN END FUNDS (Cost $531,416)	528,651

	SHORT-TERM INVESTMENT — 40.4%
	MONEY MARKET FUND - 40.4%
251,996	Goldman Sachs Financial Square Government Fund, Class FST, 0.03% (Cost $251,996)(a)	251,996

	TOTAL INVESTMENTS - 125.2% (Cost $783,412)	$ 780,647
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.2)%	(157,161)
	NET ASSETS - 100.0%	$ 623,486

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.